Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Other income	$ 1,447	$ 1,054	$ 2,060
Other gains and losses	(829)	36	144
Fair value change of financial assets at fair value through profit or loss ("FVTPL")	323	2	108
Fair value change of convertible preferred shares	(189,646)	(37,424)	(26,572)
Research and development expenses	(35,457)	(35,568)	(31,441)
Administrative expenses	(9,947)	(15,291)	(11,043)
Impairment loss of an intangible asset	0	(3,000)	(1,000)
Issuance costs for convertible preferred shares			(3,782)
Finance costs	(93)	(83)	(72)
Other expense	(6,608)	(4,522)	(3,307)
Loss before taxation	(240,810)	(94,796)	(74,905)
Income tax credit (expense)	(1)	(1)	85
Loss and total comprehensive expenses for the year, attributable to owners of the Company	$ (240,811)	$ (94,797)	$ (74,820)
Loss per share
— Basic (US$)	$ (0.62)	$ (0.23)	$ (0.21)
— Diluted (US$)	$ (0.62)	$ (0.23)	$ (0.21)